Receivables	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Receivables

 NOTE 11   RECEIVABLES

	Segment	2020	2019
Receivables from customers
Third parties	Retail (Nutrien Financial) [1]	1,417	826
	Retail	1,158	1,682
	Potash, Nitrogen, Phosphate	391	428
Related party - Canpotex	Potash (Note 28)	122	194
Less allowance for expected credit losses of receivables from customers		(69)	(83)
		3,019	3,047
Rebates		256	190
Income taxes (Note 8)		83	104
Other receivables		223	201
		3,581	3,542
1 Includes $1,147 of very low risk of default and $270 of low risk of default (2019 - $762 of very low risk of default and $64 of low risk of default).

Qualifying receivables from customers financed by Nutrien Financial represents high-quality receivables from customers that have been rated very low to low risk of default among Retail’s receivables from customers.

Customer credit with a financial institution of $444 at December 31, 2020, related to our agency agreement, is not recognized in our consolidated balance sheets. Through the agency agreement, we only have a limited recourse involvement to the extent of an indemnification of the financial institution to a maximum of 5 percent (2019 – 5 percent) of the qualified customer loans. Historical indemnification losses on this arrangement have been negligible, and the average aging of the customer loans with the financial institution is current.